SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment expense	$ 0	$ 143,655
Terminal growth rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input			2.90%
Discount rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input			23.00%
Significant Other Unobservable Inputs (Level 3) | Terminal growth rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input			2.50%
Significant Other Unobservable Inputs (Level 3) | Forecasted inflation rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input		2.50%
Significant Other Unobservable Inputs (Level 3) | Discount rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill measurement input		12.00%